The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 86.8%
	EUROPE — 6.1%
	WINDSTORM — 6.1%
3,750,000	Eiffel Re Ltd. Series 2023-1, Class A, 3-Month Euribor + 325.00 basis points, 1/19/2027[2,3]	$4,113,661
2,000,000	Randolph Re 6/15/2024	2,049,258
		6,162,919
	GLOBAL — 14.4%
	MULTI-PERIL — 14.4%
1,750,000	Atlas Capital DAC Series 2023-1, Class A, SOFR Rate + 725.00 basis points, 6/5/2026[2,3]	1,762,775
3,250,000	Hypatia Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 950.00 basis points, 4/8/2026[2,3]	3,322,150
	Kilimanjaro III Re Ltd.
3,425,000	Series 2019-2, Class B, 3-Month U.S. Treasury Bill + 991.00 basis points, 12/19/2024[2,3,4]	3,344,170
1,250,000	Series 2021-1, Class C-1, 3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	1,197,625
325,000	Series 2021-1, Class A-1, 3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/21/2025[2,3,4]	300,723
250,000	Series 2021-2, Class A-2, 3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	225,650
1,750,000	Matterhorn Re Ltd. Series 2022, Class A, SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	1,659,875
500,000	Mystic Re IV Ltd. Series 2021-2, Class A, 3-Month U.S. Treasury Bill + 613.00 basis points, 1/8/2025[2,3,4]	468,850
2,000,000	Sakura Re Ltd. Series 2021-1, Class A, 3-Month U.S. Treasury Bill + 225.00 basis points, 4/7/2025[2,3]	1,964,000
250,000	Wrigley Re Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	249,875
		14,495,693
	JAPAN — 10.5%
	EARTHQUAKE — 6.9%
	Nakama Re Ltd.
3,000,000	Series 2020-1, 3-Month U.S. Treasury Bill + 220.00 basis points, 1/14/2025[2,3]	2,990,100
2,000,000	Series 2023-1, Class 1, 3-Month Term SOFR + 250.00 basis points, 5/9/2028[2,3]	1,997,600

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
2,000,000	Nakama Re Pte Ltd. Series 2021-1, Class 1, 3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	$1,983,000
		6,970,700
	TYPHOON — 3.6%
3,650,000	Tomoni Re Pte Ltd. Class A, 3-Month U.S. Treasury Bill + 200.00 basis points, 4/7/2026[2,3]	3,560,210
		10,530,910
	UNITED STATES — 55.8%
	EARTHQUAKE — 10.3%
2,500,000	Torrey Pines Re Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 500.00 basis points, 6/5/2026[2,3,4]	2,513,000
	Ursa Re II Ltd.
1,500,000	Series 2022-1A, Class A, 3-Month U.S. Treasury Bill + 500.00 basis points, 6/16/2025[2,3,4]	1,470,300
500,000	Series 2022-2, Class AA, 3-Month U.S. Treasury Bill + 700.00 basis points, 12/6/2025[2,3,4]	512,300
4,000,000	Ursa Re Ltd. Series 2023-1, Class AA, 3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,996,000
1,500,000	Veraison Re Ltd. Series 2023-1, Class A, 1-Month U.S. Treasury Bill + 650.00 basis points, 3/9/2026[3,5]	1,575,300
250,000	Wrigley Re Ltd. Series 2023-1, Class B, 3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	249,875
		10,316,775
	MULTI-PERIL — 13.8%
250,000	Aquila Re I Ltd. Series 2023-1, Class A-1, 3-Month U.S. Treasury Bill + 525.00 basis points, 6/8/2026[2,3,4]	247,700
2,000,000	Herbie Re Ltd. Class A, 3-Month U.S. Treasury Bill + 673.00 basis points, 1/8/2025[2,3,4]	1,889,600
1,250,000	Long Point Re IV Ltd. Series 2022, Class A, 3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	1,239,875
2,000,000	Matterhorn Re Ltd. Series 2021, Class A, SOFR Rate + 575.00 basis points, 12/8/2025[2,3]	1,786,600
500,000	Mayflower Re Ltd. Series 2023-1, Class A, 1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2026[2,3]	502,850

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
4,500,000	Merna Reinsurance II Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3]	$4,458,150
1,500,000	Residential Reinsurance 2022 Ltd. Series 2022, Class 14, 3-Month U.S. Treasury Bill + 400.00 basis points, 6/6/2026[2,3]	1,371,450
500,000	Sanders Re III Ltd. 3-Month U.S. Treasury Bill + 575.00 basis points, 4/7/2027[2,3]	491,900
2,035,000	Titania Re Ltd. Series 2021-2, Class A, 1-Month U.S. Treasury Bill + 650.00 basis points, 12/27/2024[2,3]	1,910,865
		13,898,990
	WINDSTORM — 31.7%
1,250,000	Alamo Re Ltd. Series 2023-1, Class A, 1-Month U.S. Treasury Bill + 850.00 basis points, 6/7/2026[2,3]	1,261,500
250,000	Bayou Re Ltd. Series 2023 - 1, Class A, 1-Month U.S. Treasury Bill + 1,275.00 basis points, 5/26/2026[2,3,4]	247,100
2,000,000	Cape Lookout Re Ltd. Series 2023-1, Class A, 1-Month U.S. Treasury Bill + 650.00 basis points, 4/28/2026[2,3]	2,021,000
250,000	Catahoula II Re Pte Ltd. Series 2022-1, Class A, 1-Month U.S. Treasury Bill + 950.00 basis points, 6/16/2025[2,3]	240,750
2,000,000	Citrus Re Ltd. Series 2023-1, Class B, 3-Month U.S. Treasury Bill + 900.00 basis points, 6/7/2026[2,3,4]	1,995,200
1,500,000	Commonwealth RE Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 400.00 basis points, 7/8/2026[2,3,4]	1,504,800
3,000,000	Everglades Re II Ltd. Series 2023-2, Class A, 1-Month U.S. Treasury Bill, 1/16/2024[3]	2,709,900
750,000	Gateway Re II Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 950.00 basis points, 4/27/2026[2,3,4]	740,250
	Gateway Re Ltd.
500,000	Series 2023-2, Class C, 3-Month U.S. Treasury Bill, 1/9/2024[2,3]	458,700
250,000	Series 2023-3, Class A, 1-Month U.S. Treasury Bill + 1,000.00 basis points, 7/8/2026[2,3,4]	249,875
2,500,000	Hestia Re Ltd. Series 2023-1, Class A, 1-Month U.S. Treasury Bill + 975.00 basis points, 4/7/2026[2,3,4]	2,522,750

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
10,250,000	Lightning Re Series Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	$10,534,950
750,000	Locke Tavern Re Ltd. Series 2023-1, Class A, 3-Month U.S. Treasury Bill + 475.00 basis points, 4/9/2026[2,3]	758,700
1,000,000	Lower Ferry Re Ltd. Class A, 1-Month U.S. Treasury Bill + 425.00 basis points, 7/8/2026[2,3,4]	998,400
1,500,000	Merna Reinsurance II Ltd. Series 2023-2, Class B, 3-Month U.S. Treasury Bill + 1,025.00 basis points, 7/7/2026[2,3]	1,553,550
4,000,000	Queen Street 2023 Re DAC Class A, 3-Month U.S. Treasury Bill + 750.00 basis points, 12/8/2025[2,3,4]	4,116,800
		31,914,225
		56,129,990
	TOTAL EVENT LINKED BONDS
	(Cost $86,555,657)	87,319,512

	PREFERRED NOTES — 7.6%
	UNITED STATES — 7.6%
	MULTI-PERIL — 7.6%
3,400,000	Consulate Re 2023-1A 3.792%, 1/5/2024[6,7]	3,063,400
5,000,000	Consulate Re 2023-2A 5.166%, 6/5/2024[6,7]	4,597,500
		7,660,900
	TOTAL PREFERRED NOTES
	(Cost $7,660,614)	7,660,900

Number of Shares
	SHORT-TERM INVESTMENTS — 5.0%
5,028,474	Fidelity Investments Money Market Government Portfolio - Institutional Class 4.94%[8]	5,028,474
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,028,474)	5,028,474
	TOTAL INVESTMENTS — 99.4%
	(Cost $99,244,745)	100,008,886
	Other Assets in Excess of Liabilities — 0.6%	597,638
	TOTAL NET ASSETS — 100.0%	$100,606,524

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

[1]	Local currency.
[2]	Floating rate security. Floating rate security. Reference rates as of July 31, 2023 are as follows: 1-Month U.S. Treasury Bill 5.48%, 3-Month U.S. Treasury Bill 5.55%, Secured Overnight Financing Rate (SOFR) 5.31%, and 3-Month Term SOFR 5.09%. Actual reference rates may vary based on the reset date of the security.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $85,270,254, which represents 85% of total net assets of the Fund.

[4]	Callable.

[5]	Variable rate security. Rate shown is the rate in effect as of July 31, 2023.

[6]	Level 3 securities fair valued under procedures established by the Advisor, represents 7.6% of Total Net Assets. The total value of these securities is $7,660,900.

[7]	Restricted security, represents 7.6% of Total Net Assets. The total value of this security is $7,660,900.

[8]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2023	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	(5,598,000)	$(6,141,423)	$(6,232,395)	$(90,972)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(6,141,423)	$(6,232,395)	$(90,972)

EUR – Euro